Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

July 31, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Tradr 2X Long SK hynix Daily ETF and the Tradr 2X Short SK hynix Daily ETF, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 609 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 24, 2026.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/ Jackie Pisano
Jackie Pisano
Investment Managers Series Trust II